FINANCIAL INSTRUMENTS - Amounts Related to Items Designated as Hedged Items (Details) - Net investment in IPG (US) Holdings, Inc. - Hedges of net investment $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Change in value used for calculating hedge ineffectiveness	$ 9,421
Foreign currency translation reserve	$ (9,421)